Offerings - Offering: 1	Oct. 17, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	468,932
Carry Forward Form Type	S-3
Carry Forward File Number	333-260362
Carry Forward Initial Effective Date	Oct. 19, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 5,580.00
Offering Note	1a. The shares of common stock registered hereunder represent the number of shares of common stock of PENN Entertainment, Inc. ("PENN") (formerly known as Penn National Gaming, Inc.) that may be issued from time to time upon exchange, retraction or redemption of up to 468,932 exchangeable shares of 1317774 B.C. Ltd., PENN's indirect Canadian subsidiary. Additionally, an indeterminate number of additional shares of common stock shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar issuance and in such event the number of shares registered shall automatically be increased to cover the additional shares in accordance with Rule 416 under the Securities Act of 1933. 1b. This registration statement is filed pursuant to Rule 415(a)(6) under the Securities Act and registers 468,932 shares of common stock of PENN that were previously registered by PENN on its Registration Statement on Form S-3 (File No. 333-260362), filed October 19, 2021, and were not sold thereunder. 1c. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee of $5,580 related to the 468,932 shares of common stock included in this replacement registration statement that were previously registered by PENN on its expiring Registration Statement on Form S-3 (File No. 333-260362), and were not sold thereunder, will continue to be applied to such unsold securities. Accordingly, there is no additional registration fee due in connection with the filing of this registration statement. PENN is filing this Registration Statement on Form S-3 to replace its previously filed Registration Statement on Form S-3 (File No. 333-260362). In accordance with Rule 415(a)(6), the expiring Registration Statement on Form S-3 (File No. 333-260362) will be deemed terminated as of the date of effectiveness of this replacement registration statement.